FINANCIAL INSTRUMENTS (Additional Information) (Details) pound in Millions	12 Months Ended
	Dec. 30, 2018 USD ($) shares pound	Mar. 31, 2018 USD ($)
Disclosure of detailed information about hedged items [line items]
Net gains in AOCI expected to be reclassified to inventory or net earnings within the next twelve months	$ 1,400,000
Total Return Swap
Disclosure of detailed information about hedged items [line items]
Term of TRS	1 year
Notional amount (in shares) | shares	259,897
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Ineffectiveness recognized in net earnings	$ 0
Term loan, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2%
Disclosure of detailed information about hedged items [line items]
Maximum borrowing capacity		$ 300,000,000
Commodity risk | Financial assets included in prepaid expenses, deposits and other current assets
Disclosure of detailed information about hedged items [line items]
Notional amount (in shares) | pound	81.2
Financial assets	$ 300,000
Commodity risk | Accounts payable and accrued liabilities (1)
Disclosure of detailed information about hedged items [line items]
Financial assets	$ 1,000,000